Financial assets available for sale (Details Text) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial Assets Available For Sale Details Text [Abstract]
Financial instruments pledged as collateral and classified as available for sale	[1]	R$ 59,482,796
Financial assets available for sale pledged as a guarantee for liabilities		4,391,259
Net gains/(losses) on financial instruments classified as available for sale - impairment losses		R$ 1,729,039	R$ 2,106,107

[1]	In 2017, it included unrealized gains in the amount of R$3,246,351 thousand and unrealized losses in the amount of R$557,974 thousand;